Risk Management (Details 24) - Prudential - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Risk-weighted assets (RWA)
Credit risk		R$ 598,057,619	R$ 554,928,771
Risk Weight of 0%		0	0
Risk Weight of 2%		83,052	314,012
Risk Weight of 20%		3,229,634	2,224,147
Risk Weight of 35%		11,393,716	10,208,602
Risk Weight of 50%		32,072,200	25,635,506
Risk Weight of 75%		130,208,551	114,553,059
Risk Weight of 85%		115,191,858	105,938,759
Risk Weight of 100%		265,578,016	261,909,360
Risk Weight of 250%		30,408,772	28,139,531
Risk Weight of 300%		6,634,117	2,920,531
FORMULA	[1]	3,250,205	0
Risk Weight up to 1,250%		7,498	3,085,264
Market risk	[2]	10,407,258	8,908,205
Fixed-rate in Reais		3,621,542	5,696,584
Foreign Currency Coupon		6,949,809	838,259
Price Index Coupon		1,399,478	1,756,973
Equities		1,087,814	637,924
Commodities		757,438	449,546
Exposure to Gold, Foreign Currencies and Exchange		4,424,487	3,657,957
Operational risk		53,150,786	47,605,162
Corporate Finance		1,655,552	1,369,491
Trading and Sales		2,443,551	1,667,449
Retail		10,032,258	9,308,681
Commercial		23,508,471	21,518,843
Payment and Settlement		6,834,660	6,132,749
Financial Agent Services		4,055,903	3,628,257
Asset Management		4,465,702	3,827,848
Retail Brokerage		154,689	151,844
Total Risk Weighted Assets		661,615,663	611,442,138
Total Capital Requirement		(57,064,351)	(56,558,398)
Banking Book's Interest Rate Risk		(5,180,343)	(3,527,467)
Addicional Common equity (ACPS)	[3]	15,713,372	9,171,632
ACP Conservation		12,405,294	7,643,027
ACP Systemic		R$ 3,308,078	R$ 1,528,605

[1]	For purposes of calculation of the market risk, Circular Letters No. 3,848 (DLO accounts 535,01 and 530,22) and No. 3,849 (DLO accounts 530,22) of Central Bank of Brazil were used;
[2]	For purposes of calculation of the market risk, the capital requirement will be the maximum between the internal model and 80% of the standard model, pursuant to Circular Letters No. 3,646 and 3,674 of the Central Bank of Brazil;
[3]	In 2018, the value of the conservation ACP represents 1.875% of the amount of RWA. The systemic ACP represents 0.50% of the amount of RWA Systemic Relevance Factor determined according to Circular Letter No. 3,768 of the Central Bank of Brazil - Total Exposure and GDP of the year before last in relation to the base date: R$1.1 trillion and R$6.3 trillion, respectively. The contracyclical ACP remained at 0% of the amount of RWA, pursuant to Communication No. 32,139 of Central Bank of Brazil, where the RWA of the loan risk to the non-banking private sector (RWACPrNB) is R$528.3 billion in Brazil.